Taxes - Tax Loss Carryforwards Rollforward (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes [Abstract]
Tax loss carryforwards, beginning	$ 42,813,000,000	$ 31,323,000,000
Derecognized	(8,874,000,000)	(932,000,000)
Increase	6,115,000,000	21,018,000,000
Usage of tax losses	(10,747,000,000)	(7,281,000,000)
Translation effect of beginning balances	1,985,000,000	(1,315,000,000)
Tax loss carryforwards, ending	31,292,000,000	42,813,000,000	$ 31,323,000,000
Taxes withheld on payment of dividends	0	0	0
Temporary differences for which tax liability not recognized	31,261,000,000	19,307,000,000	48,427,000,000
Increase (decrease) through loss of control of subsidiary, deferred tax liability (asset)	$ 1,472,000,000	$ 0	$ 0